Principal Subsidiaries (Tables)	12 Months Ended
Mar. 31, 2019
Foreign [member]
Statement [LineItems]
Principal Subsidiaries

Principal domestic subsidiaries

Company Name	Proportion of Ownership Interest(1)	Proportion of Voting Rights(1)	Main Business
	(%)	(%)
Sumitomo Mitsui Banking Corporation	100.0	100.0	Commercial banking
SMBC Trust Bank Ltd.	100.0	100.0	Trust banking
SMBC Guarantee Co., Ltd.	100.0	100.0	Credit guarantee
SMBC Nikko Securities Inc.	100.0	100.0	Securities
Sumitomo Mitsui Card Company, Limited(2)	65.9	65.9	Credit card
Cedyna Financial Corporation	100.0	100.0	Credit card and consumer credit
SMBC Consumer Finance Co., Ltd.	100.0	100.0	Consumer lending
SMBC Mobit Co., Ltd.	100.0	100.0	Consumer lending
SMM Auto Finance, Inc.	51.0	51.0	Automobile sales financing
SMBC Finance Service Co., Ltd.	100.0	100.0	Collecting agent and factoring
The Japan Research Institute, Limited	100.0	100.0	System development, data processing, management consulting and economic research
Sumitomo Mitsui Asset Management Company, Limited(3)	51.1	51.1	Investment advisory and investment trust management
NCore Co., Ltd.	51.0	51.0	Data processing service and consulting
SMBC Venture Capital Co., Ltd.	40.0	40.0	Venture capital
SMBC Consulting Co., Ltd.	98.3	98.3	Management consulting and information services
Japan Pension Navigator Co., Ltd.	69.7	69.7	Operational management of defined contribution pension plans

(1)	Percentages of proportion of ownership interest and proportion of voting rights have been truncated.
(2)	We acquired an additional 34.1% of the outstanding shares of Sumitomo Mitsui Card Company, Limited on April 1, 2019 and, as a result, it became the SMBC Group’s wholly owned subsidiary.
(3)	Sumitomo Mitsui Asset Management Company, Limited merged with Daiwa SB Investments Ltd. on April 1, 2019, to form Sumitomo Mitsui DS Asset Management Company, Limited.

Domestic [member]
Statement [LineItems]
Principal Subsidiaries

Principal foreign subsidiaries

Company Name	Country of Incorporation	Proportion of Ownership Interest(1)	Proposition of Voting Rights(1)	Main Business
		(%)	(%)
Sumitomo Mitsui Banking Corporation Europe Limited	U.K.	100.0	100.0	Commercial banking
Sumitomo Mitsui Banking Corporation (China) Limited	China	100.0	100.0	Commercial banking
PT Bank BTPN Tbk	Indonesia	98.4	98.4	Commercial banking
SMBC Americas Holdings, Inc.	U.S.A.	100.0	100.0	Bank holding company
Manufacturers Bank	U.S.A.	100.0	100.0	Commercial banking
Banco Sumitomo Mitsui Brasileiro S.A	Brazil	100.0	100.0	Commercial banking
JSC Sumitomo Mitsui Rus Bank	Russia	100.0	100.0	Commercial banking
SMBC Bank EU AG	Germany	100.0	100.0	Commercial banking
Sumitomo Mitsui Banking Corporation Malaysia Berhad	Malaysia	100.0	100.0	Commercial banking
SMBC Leasing and Finance, Inc.	U.S.A.	100.0	100.0	Leasing
SMBC Nikko Securities America, Inc.	U.S.A.	100.0	100.0	Securities
SMBC Nikko Capital Markets Limited	U.K.	100.0	100.0	Securities
SMBC Capital Markets, Inc.	U.S.A.	100.0	100.0	Derivatives

(1)	Percentages of proportion of ownership interest and proportion of voting rights have been truncated.